Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Additional Information (Details) £ in Millions		12 Months Ended
	Oct. 26, 2018 GBP (£)	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 GBP (£) employee	Dec. 31, 2019 GBP (£) employee
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Decrease in GMP allowance		£ 5	£ 5	£ 5
GMP allowance included in scheme liabilities		£ 45	£ 50	£ 45
Average number of full-time equivalent staff | employee		19,704	21,998	23,570
Property, plant and equipment		£ 1,548	£ 1,734
Expense relating to short-term leases		23	10	£ 13
Present value of defined benefit obligations
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Estimated increase in liabilities in relation to judgment on GMP equalisation	£ 40
Accumulated depreciation:
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Property, plant and equipment		(1,922)	(2,287)	(2,128)
Impairment loss recognised in profit or loss		(97)	(24)
Accumulated depreciation: | Branch and head office site closures
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Impairment loss recognised in profit or loss		88	0
Operating lease assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Depreciation, property, plant and equipment		81	92	103
Property, plant and equipment		595	542	574
Depreciation for lease assets		19	58	60
Operating lease assets		£ 118	£ 100	£ 152